Schedule of Convertible Note Payable (Details) (Parenthetical)					3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 23, 2023 USD ($) shares	Sep. 27, 2022 USD ($) $ / shares	Sep. 24, 2021 USD ($) Integer $ / shares shares	Sep. 17, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 0.29		$ 0.29		$ 0.29	$ 0.10
Class of Warrant or Right, Outstanding | shares					14,011,650		14,011,650		11,511,650
Amortization of debt discounts							$ 26,233	$ 412,673	$ 412,673	$ 456,656
Less: unamortized debt discounts					$ 53,442		53,442
Common stock issued for services					$ 84,000	$ 134,128	$ 173,850	$ 134,128	134,128	133,755
AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Amortization of debt discounts									150,062	$ 268,250
Common stock issued for services				$ 2,000,000					$ 1,250,000
Promissory Note [Member] | John McCabe Investments LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount		$ 750,000
Debt interest rate		8.00%
Debt Instrument, Maturity Date		Sep. 16, 2024
Promissory Note [Member] | John McCabe Investments LLC [Member] | Series A Common Stock [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 15
Promissory Note [Member] | AJB Capital Investments LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 750,000
Debt interest rate			8.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.25
Warrants and Rights Outstanding, Term			3 years
Class of Warrant or Right, Outstanding | shares			1,500,000
Amortization of debt discounts	$ 42,175		$ 150,062
Debt Instrument, Maturity Date			Sep. 24, 2022
Debt Instrument, Convertible, Threshold Trading Days | Integer			20
Common stock issued for services			$ 250,000
Common stock issued for services, shares | shares	1,666,667		1,250,000
Promissory Note [Member] | AJB Capital Investments LLC [Member] | Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount			$ 705,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.50
Warrants and Rights Outstanding, Term			3 years
Class of Warrant or Right, Outstanding | shares			2,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			197.00%
Share Price | $ / shares			$ 0.1053
Share based compensation arrangement by share based payment award options call option value			$ 358,017
Amortization of debt discounts			678,750
Less: unamortized debt discounts			45,000
Legal Fees			15,000
Payments for Brokerage Fees			$ 11,250
Promissory Note [Member] | AJB Capital Investments LLC [Member] | Purchase Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Share Price | $ / shares			$ 0.1001